[QUARLES & BRADY LLP LETTERHEAD]

February 14, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC 20549

Re:	North Track Funds, Inc. (the "Registrant") 1933 Act Reg. No. 33-12; 1940 Act File No. 811-4401

Preliminary Proxy Material for Special Meeting of Shareholders of the North Track Funds, Inc.

Ladies and Gentlemen:

On behalf of the above-named Registrant, we enclose for filing, in accordance with Rule 14a-6 under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Act of 1940 (the "1940 Act") an electronically formatted set of preliminary proxy materials, including a form of President's transmittal letter to shareholders, Q&A Summary, Notice of Meeting, Proxy Statement and Form of Proxy.

The preliminary proxy materials relate to a Special Meeting of Shareholders of all the series of the Registrant. The Special Meeting of Shareholders is scheduled to be held on April 30, 2007. The Registrant intends to begin mailing definitive proxy materials to shareholders on March 15, 2007, and therefore will need to finalize and begin printing definitive proxy materials no later than March 6, 2007. The Registrant respectfully requests receiving comments from the staff, if any, on a timeframe that will facilitate its printing and mailing schedule.

Please direct any comments or inquiries on these proxy materials to me at (414) 277-5629 or aketter@quarles.com, or to Fred Lautz of this office at (414) 277-5309 or fgl@quarles.com. Thank you in advance for your prompt attention to this matter.

Very truly yours, QUARLES & BRADY LLP /s/ Andrew D. Ketter Andrew D. Ketter

ADK:aketter
Enclosures

cc (w/enc): Vinita K. Paul, Esq.